Long-Term Employee Benefit Liabilities - Long-Term Employee Benefits Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Defined benefit pension plans and other	$ 149	$ 212	$ 128
Termination and long service arrangements	343	304	244
Retirement medical benefits plans	34	39	37
Other long-term employee benefits	6	5	10
Long-term employee benefit obligations	$ 532	$ 560	$ 419